Long term loan and other non-current liabilities	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long term loan and other non-current liabilities

Note 11: —Long term loan and other non-current liabilities

Long-term loan and other long-term liabilities consisted of the following as of:

	December 31,
	2019	2018
Long-term loan less current maturities of long-term loan	$2,535	$2,792
Contingent consideration	2,439	—
Accrued rent	454	364
Accrual for uncertain tax positions	184	124
	$5,612	$3,280

As part of the lease agreement (see note 10), the lessor agreed to finance an amount of $3,963 out of the total cost of leasehold improvements in the office space. The loan is indexed to the consumer price index and bears an effective interest rate of 4.2%. The loan is paid over a period of ten years and is not subject to financial covenants.

The future payments of long-term loan as of December 31, 2019 were as follows:

2020	$504
2021	526
2022	381
2023	382
2024 and after	1,245
$3,038